Average Annual Total Returns - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - FidelitySeriesEmergingMarketsDebtFunds-ComboPRO - Fidelity Series Emerging Markets Debt Local Currency Fund	Mar. 01, 2025
Fidelity Series Emerging Markets Debt Local Currency Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(2.54%)
Since Inception	0.33%	[1]
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(5.09%)
Since Inception	(1.31%)	[1]
Fidelity Series Emerging Markets Debt Local Currency Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(1.47%)
Since Inception	(0.41%)	[1]
JP084
Average Annual Return:
Past 1 year	(2.38%)
Since Inception	(0.78%)

[1]	A From October 30, 2020 .